Significant Accounting Policies - Schedule of Other Information Related to Leases (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Operating cash used by operating leases	$ 151,640
Weighted-average remaining lease term - operating leases (in months)	0 months
Weighted-average discount rate - operating leases	(10.00%)